Stock-Based Compensation (Expense) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grant under equity incentive plans (in shares)	45
Stock-based compensation expense, before income taxes	$ 179	$ 165	$ 157
Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs and PSUs	152	137	129
Stock options	27	28	28
Stock-based compensation expense, before income taxes	179	165	157
Related tax benefit	(69)	(63)	(61)
Stock-based compensation expense, net of tax benefit	110	102	96
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	$ 2	$ 12	$ 17